Organization - Schedule of Cash Flows of VIEs (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Variable Interest Entity
Net cash provided by/ (used in) operating activities	¥ 352,019,561	$ 49,580,918	¥ 260,871,457	¥ 922,065,011
Net cash provided by/ (used in) investing activities	3,895,444,173	548,661,837	1,884,829,256	(246,579,999)
Net cash (used in)/provided by financing activities	(565,971,561)	(79,715,427)	(834,990,791)	(84,191,985)
Variable Interest Entity
Variable Interest Entity
Net cash provided by/ (used in) operating activities	1,132,978,031	159,576,618	(329,949,497)	747,408,333
Net cash provided by/ (used in) investing activities	1,449,584,102	204,169,651	489,498,990	645,957,049
Net cash (used in)/provided by financing activities	¥ (111,291,410)	$ (15,675,067)	¥ 575,109,678	¥ (571,156,011)